Mortgage Loan Participation and Sale Agreements - Summary of Mortgage Loan Participation and Sale Agreements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
At period end:
Mortgage loan participation and sale agreements, At year end	$ 25,917,000	$ 0
Mortgage Loan Participation and Sale Agreement [Member]
Mortgage Loan Participation And Sale Agreement [Line Items]
Weighted-average interest rate	1.74%	1.62%	1.42%
Average balance	$ 70,391,000	$ 49,318,000	$ 44,770,000
Total interest expense	1,376,000	1,001,000	912,000
Maximum daily amount outstanding	99,469,000	148,032,000	$ 116,363,000
At period end:
Amount outstanding	25,917,000	0
Unamortized debt issuance costs	0	0
Mortgage loan participation and sale agreements, At year end	$ 25,917,000	$ 0
Weighted-average interest rate	2.02%	0.00%
Mortgage loans acquired for sale pledged to secure mortgage loan participation and sale agreements	$ 26,738,000	$ 0